Annual Fund Operating Expenses - BNY Mellon Opportunistic Municipal Securities Fund	Apr. 30, 2024
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.16%	[1]
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.76%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.20%	[1]
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.55%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.17%	[1]
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.52%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.13%	[1]
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.48%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.20%
Miscellaneous other expenses	0.17%	[1]
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.72%

[1]	Includes interest expense in the amount of .04% in connection with inverse floater securities.